Reorganization Of Businesses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 employee	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	$ 86	$ 33	$ 40
Additional charges	149	54	60
Restructuring Reserve	109	35	44	67
Cash Payments made towards exit costs	59	55	81
Number of Employees Impacted By Reorganization of Business
Restructuring charges in the period for total employee severance (in number of employees)			900
Restructuring charges in the period for direct employees' severance (in number of employees)			300
Restructuring charges in the period for indirect employees' severance (in number of employees)			600
Net adjustments during the period	16	8	2
Exit Costs
Restructuring Cost and Reserve [Line Items]
Additional charges	3	0	19
Reversals of accruals no longer needed		2
Restructuring Reserve	6	4	14	17
Other restructuring adjustments		3
Cash Payments made towards exit costs	1	11	23
Number of Employees Impacted By Reorganization of Business
Net adjustments during the period	0	(1)	(1)
Employee Separation Costs
Restructuring Cost and Reserve [Line Items]
Additional charges	146	54	41
Employee separation costs related to voluntary applicants	52
Number of voluntary applicants	450
Restructuring Reserve	103	31	30	50
Cash Payments made towards exit costs	58	44	58
Number of Employees Impacted By Reorganization of Business
Accrual for employee severance, initial payment in current year (in number of employees)	400
Restructuring charges in the period for total employee severance (in number of employees)	2,200	1,000
Restructuring charges in the period for direct employees' severance (in number of employees)	800	300
Restructuring charges in the period for indirect employees' severance (in number of employees)	1,400	700
Net adjustments during the period	16	9	3
Number of employees expected to be paid (in number of employees)	1,200		700	1,000
Number of employees separated	1,100	1,000	1,300
Number of indirect employees separated	700	700	500
Number of direct employees separated	400	300	800
Continuing Operations
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	86	33	40
Reversals of accruals no longer needed	10	7
Continuing Operations | Cost of sales
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	16	6	5
Continuing Operations | Other Charges [Member]
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	70	27	35
Continuing Operations | Exit Costs
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	2		13
Continuing Operations | Employee Separation Costs
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges	94	35	28
Reversals of accruals no longer needed			1
Continuing Operations | Building Impairment
Restructuring Cost and Reserve [Line Items]
Reorganization of business charges		5
Discontinued Operations | Employee Separation Costs
Restructuring Cost and Reserve [Line Items]
Cash Payments made towards exit costs	$ 20	$ 20	$ 28